Financial Assets (Details) SFr in Thousands	12 Months Ended
	Dec. 31, 2017 CHF (SFr) Deposit	Dec. 31, 2016 CHF (SFr)
Financial Assets [Abstract]
Number of deposits in escrow accounts | Deposit	2
Deposits in escrow accounts | SFr	SFr 126	SFr 86